Related Party Balances and Transactions (Details) (USD $)										12 Months Ended			12 Months Ended												1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Firmway	Dec. 31, 2012 Management	Dec. 31, 2011 Management	Dec. 31, 2012 Customer and supplier	Dec. 31, 2011 Customer and supplier	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2012 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2012 CRERAT	Dec. 31, 2011 CRERAT	Dec. 31, 2012 CRERAT Selling, general and administrative expenses	Dec. 31, 2011 CRERAT Selling, general and administrative expenses	Dec. 31, 2012 SINA	Dec. 31, 2012 SINA Cost of revenue	Dec. 31, 2012 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2011 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2010 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2012 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Shangyou Property Management Co. Ltd.	Jan. 31, 2008 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2012 Shengyuan Center	Dec. 31, 2011 Shengyuan Center	Dec. 31, 2010 Shengyuan Center	Apr. 30, 2010 Shanghai Yidexin Equity Investment Center	Dec. 31, 2012 Shengquan Center	Dec. 31, 2011 Shengquan Center	Dec. 31, 2010 Shengquan Center	Dec. 31, 2012 Shengquan Center Xin Zhou
Amounts due from related parties
Total amounts due from related parties	$ 319,380	$ 1,500,941				$ 46,067		$ 273,313	$ 1,500,941
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of $654,465 and $3,161,687 as of December 31, 2011 and 2012, respectively)	4,281,830	1,775,286		262,406	525,000	3,638,975	654,465	380,449	595,821
Customer and supplier
Revenue										7,139			52,120	268,380			1,855
Selling, general and administrative expenses recorded by the group															476,706	822,249
Cost of revenue recorded by the group																		5,145,039
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties											273,313	263,026	46,067											1,021,613
Amount due to related parties													(1,133,357)	(654,465)			(2,505,618)					(380,449)	(379,519)
Percentage of ownership interest in subsidiary																									51.00%				51.00%
Amount invested by Mr. Xin Zhou, the Group's executive chairman, and Mr. Neil Nanpeng Shen, director of the company																			28,000,000
Group investment in the fund	34,948,585	32,484,040
Equity interest (as a percent)													51.00%																				2.37%
Purchase price			12,000,000
Management fees																			$ 200,000	$ 300,000	$ 1,000,000					$ 1,600,000	$ 1,500,000	$ 1,300,000		$ 600,000	$ 600,000	$ 400,000